Deferred Charges, net (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Charges, net
Schedule of deferred charges, net

Deferred charges, net consisted of the following (in thousands):

Drydocking and
Special Survey
Costs
As of January 1, 2020	$11,455
Additions	16,916
Amortization	(11,032)
As of December 31, 2020	$17,339
Additions	4,643
Amortization	(10,181)
As of December 31, 2021	$11,801
Additions	29,939
Write-off	(4,016)
Amortization	(12,170)
As of December 31, 2022	$25,554